Land use rights, net	12 Months Ended
Dec. 31, 2019
Land use rights, net
Land use rights, net
11. Land use rights, net
Land use rights, net consist of the following:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Land use rights	7,254,974	10,860,924	11,380,221
Less: accumulated amortization	(204,165)	(385,266)	(488,479)

Net book value	7,050,809	10,475,658	10,891,742

Amortization expenses for land use rights were RMB84,405, RMB181,101 and RMB222,143 for the years ended December 31, 2017, 2018 and 2019, respectively.
As of December 31, 2019, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ending December 31,
	2020	2021	2022	2023	2024	2025 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	228,572	228,572	228,572	228,572	228,572	9,748,882